GPS FUNDS II

GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
(collectively, the “Allocation Funds”)

GuidePath® Conservative Income Fund
GuidePath® Income Fund
GuidePath® Growth and Income Fund
(collectively, the “Income Funds”)

  Supplement dated June 11, 2021 to the currently effective
Prospectuses (“Prospectus”) of each of the Allocation Funds and the Income Funds (together, the “Funds”) dated July 31, 2020, as amended

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Please note the following changes effective as of June 1, 2021:

1.Natalie Wolfsen, Zoë Brunson, CFA, and Davin Gibbins CFA, CAIA, no longer serve as Portfolio Managers to the Allocation Funds, and David McNatt, Jason Thomas Ph.D., CFA, and Matthew Goff, CFA, have been appointed to serve as co-portfolio managers to the Allocation Funds. Selwyn Crews will continue to serve as co-portfolio manager to the Allocation Funds and will share portfolio management duties with Messrs. McNatt, Thomas and Goff. Accordingly, all references to Ms. Wolfsen, Ms. Brunson and Mr. Gibbins in the Prospectus relating to the Allocation Funds are deleted and the table under the heading “Investment Advisor—Portfolio Managers” in each Allocation Fund’s Summary Section is hereby revised to reflect the foregoing.

2.Natalie Wolfsen and Zoë Brunson, CFA, no longer serve as Portfolio Managers to the Income Funds, and David McNatt, Jason Thomas, Ph.D., CFA, and Matthew Goff, CFA, have been appointed to serve as co-portfolio managers to the Income Funds. Mike Cheng, CFA, and Davin Gibbins, CFA, CAIA, will continue to serve as co-portfolio managers to the Income Funds and will share portfolio management duties with Messrs. McNatt, Thomas and Goff. Accordingly, all references to Ms. Wolfsen and Ms. Brunson in the Prospectus relating to the Income Funds are deleted and the table under the heading “Investment Advisor—Portfolio Managers” in each Income Fund’s Summary Section is hereby revised to reflect the foregoing.

3.The Prospectus section entitled “Management of the Funds – Investment Adviser” is amended by adding the following:

David McNatt
Executive Vice President, Head of Investment Solutions
Mr. McNatt is an Executive Vice President and Head of Investment Solutions for AssetMark, and serves as Portfolio Manager for the GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible

Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund, and GuidePath® Growth and Income Fund since June of 2021. He leads the firm’s Investment Solutions Group which focuses on providing asset management excellence and ensuring the AssetMark platform provides financial advisors and their clients investment products and services that meet their evolving needs. In his capacity, Mr. McNatt oversees the four groups comprising AssetMark’s Investment division including: Platform Investment Strategy; Investment Management; Investment Service and Operations; and Product Strategy & Development. Mr. McNatt served as Senior Vice President, Product Strategy and Management from 2015 to 2021. Prior to joining AssetMark, Mr. McNatt held senior leadership roles at Russell Investments, Charles Schwab and Franklin Templeton focused on the strategy, development and management of asset management products and services.

Jason Thomas, Ph.D., CFA
Senior Vice President, Chief Investment Officer
Mr. Thomas is a Senior Vice President and Chief Investment Officer for AssetMark, and serves as Portfolio Manager for the GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund, and GuidePath® Growth and Income Fund since June of 2021. Mr. Thomas joined AssetMark in 2014. Previously, he was the Chief Executive Officer of Portfolio Design Labs, a company he founded to provide next generation risk measurement and management to investment advisors and institutional investors. Prior to that, he was the Chief Investment Officer of Aspiriant, a leading independent wealth management firm. Mr. Thomas is a Chartered Financial Analyst®, with a Ph.D. in Economics from the University of Southern California and an MBA from the Stanford University Graduate School of Business.

Matthew Goff, CFA
Vice President, Portfolio Management
Mr. Goff is a Vice President, Portfolio Management for AssetMark, and serves as Portfolio Manager for the GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund, and GuidePath® Growth and Income Fund since June of 2021. Mr. Goff joined AssetMark in 2018. Previously, he was President of Perfect Capital, a company he co-founded to provide digital investment solutions for advisors and individuals. Prior to that, he led the US Equity iShares portfolio management team for BlackRock. Mr. Goff is a Chartered Financial Analyst®, with an MBA from The Haas School of Business, UC Berkeley and a BS in Chemical Engineering from The California Institute of Technology.

Davin Gibbins, CFA CAIA
Senior Vice President, Deputy Chief Investment Officer
Mr. Gibbins is a Senior Vice President and serves as Deputy Chief Investment Officer of AssetMark, and serves as Portfolio Manager for the GuidePath® Conservative Income Fund, GuidePath® Income Fund, and GuidePath® Growth and Income Fund since their inception in 2018. Mr. Gibbins joined the firm in 2014. Previously, Mr. Gibbins was the Chief Investment Officer for Aris Corporation.

Investors should retain this supplement for future reference

GPS FUNDS II

GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
(collectively, the “Allocation Funds”)

GuidePath® Conservative Income Fund
GuidePath® Income Fund
GuidePath® Growth and Income Fund
(collectively, the “Income Funds”)

  Supplement dated June 11, 2021 to the currently effective
Statement of Additional Information (“SAI”) of the Allocation Funds and the Income Funds (together, the “Funds”) dated July 31, 2020, as amended

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Please note the following changes effective as of June 1, 2021:

1.Natalie Wolfsen, Zoë Brunson, CFA, and Davin Gibbins CFA, CAIA, no longer serve as Portfolio Managers to the Allocation Funds, and David McNatt, Jason Thomas Ph.D., CFA, and Matthew Goff, CFA, have been appointed to serve as co-portfolio managers to the Allocation Funds. Selwyn Crews will continue to serve as co-portfolio manager to the Allocation Funds and will share portfolio management duties with Messrs. McNatt, Thomas and Goff. Accordingly, all references to Ms. Wolfsen, Ms. Brunson and Mr. Gibbins in the SAI relating to the Allocation Funds are deleted.

2.Natalie Wolfsen and Zoë Brunson, CFA, no longer serve as Portfolio Managers to the Income Funds, and David McNatt, Jason Thomas, Ph.D., CFA, and Matthew Goff, CFA, have been appointed to serve as co-portfolio managers to the Income Funds. Mike Cheng, CFA, and Davin Gibbins will continue to serve as co-portfolio manager to the Income Funds and will share portfolio management duties with Messrs. McNatt, Thomas and Goff. Accordingly, all references to Ms. Wolfsen and Ms. Brunson in the SAI relating to the Income Funds are deleted.

3.The SAI section entitled “Investment Advisor and Sub-Advisors – The Advisor – AssetMark, Inc. – Other Accounts Managed” is hereby deleted and replaced with the following:

David McNatt, Jason Thomas Ph.D., CFA, Matthew Goff, CFA and Selwyn Crews are primarily responsible for the day-to-day management of the Growth Allocation Fund, Conservative Allocation Fund, Tactical Allocation Fund, Absolute Return Allocation Fund, Multi-Asset Income Allocation Fund, and Flexible Income Allocation Fund. For the Conservative Income Fund, Income Fund, and Growth and Income Fund, Mr. McNatt, Mr. Thomas, Mr. Goff, Mike Cheng, CFA, and Davin Gibbins, CFA, CAIA, are responsible for the day-to-day management of the Funds. As of March 31, 2021, Mr. McNatt, Mr. Cheng, Mr. Gibbins, and Mr. Crews did not manage any accounts other than the Funds listed above, and Mr. Thomas and Mr. Goff jointly managed 50,353 other accounts (none with performance-based fees) valued at approximately $6.3 billion.

4.The last paragraph and subsequent tables in the SAI section entitled “Investment Advisor and Sub-Advisors – The Advisor – AssetMark, Inc. – Description of Potential Material Conflicts of Interest” are hereby deleted and replaced with the following:

As of March 31, 2021, Mr. McNatt, Mr. Cheng, Mr. Crews, Mr. Thomas and Mr. Goff did not own shares in the Funds that they manage, and Mr. Gibbins owned shares in the GuidePath® Income Fund in the range of $10,001 - $50,000 and owned shares in the GuidePath® Growth and Income Fund in the range of $50,001 - $100,000.

Investors should retain this supplement for future reference